SUBSEQUENT EVENTS	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Jul. 31, 2022	Oct. 31, 2021
SUBSEQUENT EVENTS

14. SUBSEQUENT EVENTS

Merger with Ayala Pharmaceuticals, Inc.

On October 18, 2022, the Company entered into a Merger Agreement (the “Merger Agreement”), subject to shareholder approval, with Ayala Pharmaceuticals, Inc. (“Ayala”) and Doe Merger Sub, Inc. (“Merger Sub”), a direct, wholly-owned subsidiary of Advaxis. Under the terms of the agreement, the Merger Sub will merge with and into Ayala, with Ayala continuing as the surviving company and a wholly-owned subsidiary of Advaxis (the “Merger”). Immediately after the merger, existing Advaxis stockholders are expected to own approximately 37.5% of the outstanding shares of the combined company and former Ayala shareholders are expected to own approximately 62.5% of the outstanding shares of the combined company. The merger will be accounted for a reverse acquisition pursuant to ASC 805-40.

At the effective time of the Merger (the “Effective Time”), each share of share capital of Ayala issued and outstanding immediately prior to the Effective Time will be converted into the right to receive a number of shares of Advaxis common stock, par value $0.001 per share, equal to the exchange ratio, 0.1874 shares of Advaxis common stock per Ayala share.

If the Merger Agreement is terminated under certain circumstances, Advaxis or Ayala, as applicable, will be required to pay the other party a termination fee up to $600,000.

Series E Preferred Stock

On December 1, 2022, Advaxis filed a certificate of designation (the “Certificate of Designation”) with the Secretary of State of Delaware, effective as of the time of filing, designating the rights, preferences, privileges and restrictions of the shares of Advaxis’ Series E Preferred Stock (the “Series E Preferred Stock”). The Certificate of Designation provides that ten (10) shares of Series E Preferred Stock will have 200,000,000 votes each and will vote together with the outstanding shares of the Advaxis Common Stock as a single class exclusively with respect to any proposal to amend the Advaxis Charter to change the name of Advaxis and to effect a reverse stock split of the Advaxis Common Stock. Also on December 1, 2022, the Company issued all ten (10) authorized shares of Series E Preferred Stock. The holder of these shares has agreed to vote all of such shares on any proposal to amend the Advaxis Charter to change the name of Advaxis and to effect a reverse stock split of the Advaxis Common Stock in the same proportion as shares of Advaxis Common Stock are voted on such proposal. The Series E Preferred Stock otherwise has no voting rights except as otherwise required by the General Corporation Law of the State of Delaware.

The Series E Preferred Stock is not convertible into, or exchangeable for, shares of any other class or series of stock or other securities of Advaxis. The Series E Preferred Stock has no rights with respect to any distribution of assets of Advaxis, including upon a liquidation, bankruptcy, reorganization, merger, acquisition, sale, dissolution or winding up of Advaxis, whether voluntarily or involuntarily. The holder of the Series E Preferred Stock will not be entitled to receive dividends of any kind.

The outstanding shares of Series E Preferred Stock shall be redeemed in whole, but not in part, at any time (i) if such redemption is ordered by the Advaxis Board in its sole discretion or (ii) automatically upon the effectiveness of the amendment to the Advaxis Charter implementing a reverse stock split. Upon such redemption, the holder of the Series E Preferred Stock will receive consideration of $1,000 per share in cash.

16. SUBSEQUENT EVENTS

On January 31, 2022, the Company closed on an offering with certain institutional investors for the private placement of 1,000,000 shares of Series D convertible redeemable preferred stock. The shares to be sold have an aggregate stated value of $5,000,000. Each share of the Series D preferred stock has a purchase price of $4.75, representing an original issue discount of 5% of the stated value. The shares of Series D preferred stock are convertible into shares of the Company’s common stock, upon the occurrence of certain events, at a conversion price of $20.00 per share. The conversion, at the option of the stockholder, may occur at any time following the receipt of the stockholders’ approval for a reverse stock split. The Company will be permitted to compel conversion of the Series D preferred stock after the fulfillment of certain conditions and subject to certain limitations. The Series D preferred stock will also have a liquidation preference over the common stock, and may be redeemed by the investors, in accordance with certain terms, for a redemption price equal to 105% of the stated value, or in certain circumstances, 110% of the stated value. The Company and the holders of the Series D preferred stock will also enter into a registration rights agreement to register the resale of the shares of common stock issuable upon conversion of the Series D preferred stock. Total gross proceeds from the offering, before deducting the financial advisor’s fees and other estimated offering expenses, are $4.75 million.

Ayala Pharmaceuticals Inc [Member]
SUBSEQUENT EVENTS

NOTE 5—SUBSEQUENT EVENTS

Agreement and Plan of Merger

On October 18, 2022, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Advaxis, Inc., a Delaware corporation (“Advaxis”). The Merger Agreement provides, among other things, that on the terms and subject to the conditions set forth therein: (i) each share of the common stock, par value $0.01 per share, of the Company (the “Ayala Common Stock”) issued and outstanding immediately prior to the Merger shall be automatically converted into the right to receive 0.1874 shares (as such amount may be adjusted as provided in the Merger Agreement “Exchange Ratio”) of the common stock, par value $0.001 per share, of Advaxis (the “Advaxis Common Stock”), (iii) each outstanding option to purchase shares of the Ayala Common Stock (each, an “ Ayala Option”) will be substituted and converted automatically into an option (each, an “Advaxis Replacement Option”) to purchase the number of shares of Advaxis Common Stock equal to the product obtained by multiplying (a) the number of shares of Ayala Common Stock subject such Ayala Option immediately prior to the effective time of the Merger, by (b) the Exchange Ratio, with any fractional shares rounded down to the nearest whole share, with each such Advaxis Replacement Option to have an exercise price per share of Advaxis Common Stock equal to (x) the per share exercise price for the shares of Ayala Common Stock subject to the corresponding Ayala Option immediately prior to the effective time of the Merger, divided by (y) the Exchange Ratio, rounded up to the nearest whole cent, and (iv) each restricted stock unit of the Company (each, an “Ayala RSU”) outstanding immediately prior to the effective time of the Merger, whether or not vested, will be substituted and converted automatically into a restricted stock unit award of Advaxis with respect to a number of shares of Advaxis Common Stock equal to the product obtained by multiplying (i) the total number of shares of Ayala Common Stock subject to such Ayala RSU immediately prior to the effective time of the Merger by (ii) the Exchange Ratio, with any fractional shares rounded down to the nearest whole share.

Upon completion of the Merger, the Company’s stockholders will own approximately 62.5% of the combined company’s outstanding common stock and Advaxis stockholders will own approximately 37.5%, subject to the terms of the Merger Agreement.

Consummation of the Merger is subject to certain closing conditions, including, among other things, (i) approval of the Merger Agreement and the Transactions by the Company’s stockholders (the “Ayala Stockholder Approval”); (ii) the effectiveness of a registration statement on Form S-4 filed by Advaxis registering the shares of Advaxis Common Stock to be issued in connection with the Merger; (iii) receipt of all required state securities or “blue sky” authorizations for the issuance of such shares of Advaxis Common Stock, except for such authorizations the lack of receipt of which would not reasonably be expected to have a material adverse impact on any of the parties to the Merger Agreement or their respective affiliates; (iv) the absence of any law or judgment of a governmental entity of competent jurisdiction that is in effect and restrains, enjoins, or otherwise prohibits consummation of the Merger; (v) the absence of a material adverse effect on the business, financial condition or results of operations of, respectively, (a) the Company and its subsidiaries, taken as a whole or (b) Advaxis and its subsidiaries, taken as a whole; (vi) the accuracy of the Company’s and Advaxis’s representations and warranties, subject to specified materiality qualifications; (vii) compliance by the Company and Advaxis with its respective covenants in the Merger Agreement in all material respects; and (viii) delivery of customary closing documents, including a customary officer certificate from the Company and Advaxis.

The Merger Agreement provides that the payment of a $600,000 termination fee will be payable to either sides if the merger does not go through.

Closing of the Merger is expected to occur during the first quarter of 2023. The representations, warranties, agreements and covenants of the parties set forth in the Merger Agreement will terminate at the Closing.